THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE
          FORM 13F FILED ON AUGUST 14, 2007 PURSUANT TO A REQUEST FOR
                CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL
       TREATMENT EXPIRES ON FEBRUARY 14, 2008 BUT FOR WHICH CONFIDENTIAL
                        TREATMENT IS NO LONGER REQUESTED.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2007
                Check here if Amendment |X|; Amendment Number: 3
                        This Amendment (Check only one):
                           |_| is a restatement
                           |X| adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       Stark Global Opportunities Management LLC
Address:    3600 South Lake Drive
            St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-12140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel J. McNally
Title:   General Counsel
Phone:   (414) 294-7000

Signature, Place and Date of Signing:

/s/  Daniel J. McNally           St. Francis, Wisconsin       November 21, 2007
---------------------------   ----------------------------  --------------------
         (Signature)                  (City, State)                (Date)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:     $18,063 (thousands)

List of Other Included Managers:            None

-----------------------------------------------------------------------------------------------------------------------------------
                                                    FORM 13F INFORMATION TABLE
-----------------------------------------------------------------------------------------------------------------------------------
     Column 1       Column 2 Column 3    Column 4            Column 5           Column 6   Column 7           Column 8
------------------- -------- --------- ------------ ---------- -------- ------ ----------- --------- ------------------------------
                    Title of   CUSIP      Value      Shrs or     SH/     Put/   Investment   Other        Voting Authority
                      Class              (X$1000)    Prn Amt     PRN     Call   Discretion Managers
------------------- -------- --------- ------------ ---------- -------- ------ ----------- --------- ---------- ---------- --------
                                                                                                        Sole      Shared     None
------------------- -------- --------- ------------ ---------- -------- ------ ----------- --------- ---------- ---------- --------
Cablevision Sys
Corp Cl A Ny Cable  Common   12686C109       18,063    499,131 SH              Sole                     499,131
------------------- -------- --------- ------------ ---------- -------- ------ ----------- --------- ---------- ---------- --------